Net Loss Per Share - Schedule of the outstanding shares of potentially dilutive securities (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	62,151	9,831
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	14,216	9,831	10,372,865		5,731,145
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	47,935

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination in Note 1.